Segment Reporting	12 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment Reporting

(16) Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company determined it has only one operating segment.

The following table presents revenue by major merchandise or services categories for the years ended June 30, 2025, 2024 and 2023, respectively:

	2025	2024	2023
	$	$	$
Packaging products	15,746,534	22,348,633	23,065,859
Corrugated products	5,173,576	11,833,698	16,977,098
Packaging products supply chain management solutions	4,414,039	4,348,442	5,555,663
	25,334,149	38,530,773	45,598,620

In the following table, the Company additionally provided the revenue in term of geographical locations of customers.

	Year Ended June 30, 2025
	Packaging products	Corrugated products	Packaging products supply chain management solutions	Total
	$	$	$	$
Geographical location:
Mainland China	12,333,276	3,087,022	678	15,420,976
Hong Kong SAR	1,533,705	241,470	1,624,717	3,399,892
Vietnam	842,890	192,948	305,467	1,341,305
Other Southeast Asian countries*	403,617	478,117	1,386,043	2,267,777
Australia	219,659	921,896	-	1,141,555
United States of America	57,456	150,004	1,097,134	1,304,594
Other countries	355,931	102,119	-	458,050
	15,746,534	5,173,576	4,414,039	25,334,149

	Year Ended June 30, 2024
	Packaging products	Corrugated products	Packaging products supply chain management solutions	Total
	$	$	$	$
Geographical location:
Mainland China	19,316,785	9,284,023	61,829	28,662,637
Hong Kong SAR	1,110,428	880,875	1,392,561	3,383,864
Vietnam	935,670	266	431,149	1,367,085
Other Southeast Asian countries*	445,218	205,496	1,390,853	2,041,567
Australia	4,543	948,618	-	953,161
United States of America	45,701	446,467	1,068,613	1,560,781
Other countries	490,288	67,953	3,437	561,678
	22,348,633	11,833,698	4,348,442	38,530,773

	Year Ended June 30, 2023
	Packaging products	Corrugated products	Packaging products supply chain management solutions	Total
	$	$	$	$
Geographical location:
Mainland China	19,677,726	13,481,344	107,244	33,266,314
Hong Kong SAR	797,390	1,327,396	1,160,720	3,285,506
Vietnam	1,802,700	5,322	1,322,317	3,130,339
Other Southeast Asian countries*	516,753	861,594	1,986,331	3,364,678
Australia	812	1,167,379	-	1,168,191
United States of America	12,214	47,688	788,887	848,789
Other countries	258,264	86,375	190,164	534,803
	23,065,859	16,977,098	5,555,663	45,598,620

*	Other Southeast Asian countries include Singapore, Indonesia, Malaysia, Philippines and Myanmar.